Portfolio of Trading Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	₨ 35,337.2	$ 544.9	₨ 71,703.4
Gross Unrealized Gains	43.6	0.7	157.5
Gross Unrealized Losses	17.1	0.3	0.0
Fair Value	35,363.7	$ 545.3	71,860.9
Debt Securities | Government of India securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	18,230.8		56,954.3
Gross Unrealized Gains	38.5		41.9
Gross Unrealized Losses	1.5		0.0
Fair Value	18,267.8		56,996.2
Debt Securities | Other corporate/financial institution securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	17,106.4		14,749.1
Gross Unrealized Gains	5.1		115.6
Gross Unrealized Losses	15.6		0.0
Fair Value	₨ 17,095.9		₨ 14,864.7